1
Gabelli Gold Fund, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Metals and Mining  — 100.0%
Asia/Pacific Rim  — 20.8%
250,000 Adriatic Metals plc, CDI† .......................... $ 606,660
135,000 Anglogold Ashanti plc ............................... 3,595,050
1,500,000 Ausgold Ltd.† ........................................... 492,587
7,709,755 De Grey Mining Ltd.† ................................ 7,408,893
2,975,000 Evolution Mining Ltd. ............................... 9,543,395
2,500,000 Gold Road Resources Ltd. ........................ 2,955,521
2,189,126 Northern Star Resources Ltd. .................... 24,169,833
495,000 Perseus Mining Ltd., Australia .................. 893,190
4,450,000 Perseus Mining Ltd., Toronto .................... 7,830,973
7,605,264 Predictive Discovery Ltd.† ........................ 1,367,054
17,736,651 RTG Mining Inc., CDI† .............................. 527,276
4,997,520 Westgold Resources Ltd. .......................... 8,905,337
3,071,042 Westgold Resources Ltd. .......................... 5,668,850
73,964,619
Europe  — 5.4%
2,250,000 Centamin plc ............................................ 4,421,962
626,960 Endeavour Mining plc ............................... 14,899,253
19,321,215
North America  — 72.8%
174,204 Agnico Eagle Mines Ltd., New York ........... 14,033,874
235,859 Agnico Eagle Mines Ltd., Toronto .............. 19,000,213
22,675 Alamos Gold Inc., New York, Cl. A ............. 452,140
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 15,448,251
910,000 Artemis Gold Inc.† ................................... 8,726,903
375,000 Aya Gold & Silver Inc.† ............................. 4,880,033
830,275 Barrick Gold Corp. .................................... 16,514,170
175,000 Collective Mining Ltd.† ............................. 561,573
106,479 Contango ORE Inc.† ................................. 2,050,786
594,000 Culico Metals Inc.† ................................... 43,920
785,000 Dundee Precious Metals Inc. ..................... 7,951,865
750,000 Eldorado Gold Corp.† ............................... 13,027,500
113,200 Franco-Nevada Corp. ................................ 14,059,918
598,125 G Mining Ventures Corp.† ......................... 4,148,333
25,000 Greenheart Gold Inc.† ............................... 9,982
1,390,000 K92 Mining Inc.† ...................................... 8,088,506
2,075,000 Kinross Gold Corp. ................................... 19,422,000
570,000 Lundin Gold Inc. ....................................... 12,327,628
95,533 MAG Silver Corp.† .................................... 1,341,283
120,000 MAG Silver Corp., New York† ................... 1,684,800
115,000 MAG Silver Corp., Toronto† ...................... 1,618,137
687,748 Newmont Corp. ........................................ 36,760,131
125,000 OceanaGold Corp. .................................... 353,987
371,860 Osisko Gold Royalties Ltd. ........................ 6,887,569
150,000 Pan American Silver Corp. ........................ 3,130,500
1,500,000 Probe Gold Inc.† ...................................... 1,885,467
79,000 Royal Gold Inc. ......................................... 11,083,700
475,000 Rupert Resources Ltd.† ............................ 1,425,931
895,833 Victoria Gold Corp.†(a) ............................. 0
Shares
Market
Value
1,056,000 Wesdome Gold Mines Ltd.† ...................... $ 9,908,418
1,800,000 Western Copper & Gold Corp.† ................. 2,142,778
316,000 Wheaton Precious Metals Corp. ................ 19,301,280
258,271,576
South Africa  — 1.0%
220,000 Gold Fields Ltd., ADR ............................... 3,377,000
TOTAL COMMON STOCKS .................. 354,934,410
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 79,681
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 282
TOTAL WARRANTS .......................... 79,963
TOTAL INVESTMENTS — 100.0%
(Cost $194,290,713) ............................. $ 355,014,373
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest